DERIVATIVE INSTRUMENTS - Schedule of cash flow hedging relationship on income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (loss) reclassified from accumulated other comprehensive income (loss)	$ 6,177	$ (2,645)	$ (6,567)
Operating expenses (income)
Comprehensive Income (loss)	“Operating expenses (income)”
Income (loss) reclassified from accumulated other comprehensive income (loss)	$ (6,177)	2,645
Other comprehensive income (loss)
Comprehensive Income (loss)	“Other comprehensive income (loss)”
Income (loss) reclassified from accumulated other comprehensive income (loss)	$ 10,662	$ (306)